GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares, FST Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares

of the

Goldman Sachs Financial Square Money Market Fund

(the “Fund”)

Supplement dated December 30, 2013 to the

Prospectuses and Summary Prospectuses, each dated December 27, 2013

At a meeting held on December 17, 2013, the shareholders of the Fund approved a proposal to change the Fund’s concentration policy to permit (but not require) the Fund to invest more than 25% of its total assets in obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such bank obligations. This change to the Fund’s concentration policy will be implemented effective January 2, 2014.

Effective as of January 2, 2014, each Prospectus and Summary Prospectus is revised as follows:

The first sentence of the first paragraph under the “Goldman Sachs Money Market Fund—Summary—Principal Strategy” section of each Prospectus and Summary Prospectus is replaced with the following:

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which may exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.